PROSPECTUS SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED NOVEMBER 5, 2008 TO PROSPECTUS DATED MARCH 17, 2008, AS REVISED NOVEMBER 5, 2008

The following information supplements the information found in the prospectus for the NETS™ Funds.

The following Funds are available for purchase:

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ BEL 20® Index Fund (Belgium)

NETS™ Hang Seng China Enterprises Index Fund

NETS™ CAC40® Index Fund (France)

NETS™ DAX® Index Fund (Germany)

NETS™ Hang Seng Index Fund (Hong Kong)

NETS™ ISEQ 20™ Index Fund (Ireland)

NETS™ TA-25 Index Fund (Israel)

NETS™ S&P/MIB Index Fund (Italy)

NETS™ TOPIX® Index Fund (Japan)

NETS™ AEX-index® Fund (The Netherlands)

NETS™ PSI 20® Index Fund (Portugal)

NETS™ FTSE Singapore Straits Times Index Fund

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

NETS™ FTSE 100 Index Fund (United Kingdom)

The following Funds are not operational and unavailable for purchase:

NETS™ FTSE Bursa Malaysia 100 Index Fund

NETS™ RTS Index Fund (Russia)

NETS™ TAIEX Index Fund (Taiwan)

NETS™ FTSE SET Large Cap Index Fund (Thailand)

NETS™ FTSE All-World Canada Index Fund

NETS™ IPC® Index Fund (Mexico)

NETS™ OMXS30 Index Fund (Sweden)

NETS™ SLI Index Fund (Switzerland)

NETS Investor Services

801 S. Canal Street

Dept. C-5S

Chicago, IL 60607

1-866-928-NETS

netsetfs.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED NOVEMBER 5, 2008 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 2008, AS AMENDED AND RESTATED NOVEMBER 5, 2008

The following information supplements the information found in the statement of additional information for the NETS™ Funds.

The following Funds are available for purchase:

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ BEL 20® Index Fund (Belgium)

NETS™ Hang Seng China Enterprises Index Fund

NETS™ CAC40® Index Fund (France)

NETS™ DAX® Index Fund (Germany)

NETS™ Hang Seng Index Fund (Hong Kong)

NETS™ ISEQ 20™ Index Fund (Ireland)

NETS™ TA-25 Index Fund (Israel)

NETS™ S&P/MIB Index Fund (Italy)

NETS™ Tokyo Stock Exchange REIT Index Fund

NETS™ TOPIX® Index Fund (Japan)

NETS™ AEX-index® Fund (The Netherlands)

NETS™ PSI 20® Index Fund (Portugal)

NETS™ FTSE Singapore Straits Times Index Fund

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

NETS™ FTSE 100 Index Fund (United Kingdom)

NETS™ FTSE CNBC Global 300 Index Fund

The following Funds are not operational and unavailable for purchase:

NETS™ FTSE Bursa Malaysia 100 Index Fund

NETS™ RTS Index Fund (Russia)

NETS™ TAIEX Index Fund (Taiwan)

NETS™ FTSE SET Large Cap Index Fund (Thailand)

NETS™ FTSE All-World Canada Index Fund

NETS™ IPC® Index Fund (Mexico)

NETS™ OMXS30 Index Fund (Sweden)

NETS™ SLI Index Fund (Switzerland)

NETS Investor Services

801 S. Canal Street

Dept. C-5S

Chicago, IL 60607

1-866-928-NETS

netsetfs.com